Net (Loss)/Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2019
Net (Loss)/Earnings per Share
Schedule of basic and diluted loss per ordinary share

	For the Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net income	17,202	55,083	176,724
Accretions of Preferred Shares to redemption value	(28,521)	(104,211)	(50,219)
Net (loss)/earnings attributable to ordinary shareholders	(11,319)	(49,128)	126,505
Denominator:
Weighted average number of ordinary shares outstanding, basic	26,882,387	24,555,427	59,357,935
Weighted average number of ordinary shares outstanding, diluted	26,882,387	24,555,427	63,309,091
Net (loss)/earnings per share, basic	(0.42)	(2.00)	2.13
Net (loss)/earnings per share, diluted	(0.42)	(2.00)	2.00
Net (loss)/earnings per ADS, basic	(0.32)	(1.54)	1.64
Net(loss)/earnings per ADS, diluted	(0.32)	(1.54)	1.54

Schedule of excluded ordinary share equivalents of dilutive net (loss)/earnings per share to eliminate any antidilutive effect

	For the Year ended December 31,
	2017	2018	2019
Share option	2,317,841	2,587,743	—
Preferred Shares	24,651,726	39,388,581	15,127,760
Total	26,969,567	41,976,324	15,127,760